Deposits, Prepayments and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Deposits for office spaces leases		$ 78	$ 133
Prepaid purchase of inventory	[1]		147
Staff advances			38
Deductible VAT tax		562	617
Other current assets	[2]	481	13
Deposits, prepayments and other current assets, cost		1,121	948
Less: bad debt provision
Deposits, prepayments and other current assets, net		$ 1,121	$ 948

[1]	Prepaid purchase of inventory mainly consists of the advance deposit to suppliers of mining equipment.
[2]	Other current assets mainly consist of the advance payment to service providers and deposit to the power supplier in connection with the Company’s hosting service.